Business and segmental reporting (Tables)	12 Months Ended
Dec. 31, 2013
Business and segmental reporting [Abstract]
Revenues of Major Customers
The following table presents consolidated revenues for customers that accounted for more than 10% of Ardmore’s consolidated revenues during the periods presented:

	For the year ended
	Dec 31,2013	Dec 31,2012	Dec 31,2011
Navig8 Group	<10%	16,336,503	17,183,539
Dampskibsselskabet Norden A/S	5,145,075	5,022,559	5,191,875
Cargill International SA,Geneva	8,119,657	<10%	<10%
Itochu Enex Co., Ltd	4,860,957	<10%	<10%
Koch Shipping, Inc.	4,360,159	<10%	<10%
Womar Logistic Pte., Ltd	10,299,096	<10%	<10%